Stock Based Compensation Plans: (Tables)	6 Months Ended
Jun. 30, 2016
Stock Based Compensation Plans: (Tables) [Abstract]
Share option transactions

Share option transactions for the six months ended June 30, 2016 and 2015 are as follows:

	2016		2015
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,643,500	$ 2.43	5,698,000	$ 2.31
Options exercised	(2,273,000)	1.82	-	-
Options granted	-	-	315,000	3.90
Options outstanding - end of period	3,370,500	$ 2.85	6,013,000	$ 2.40

Options exercisable - end of period	3,345,500	$ 2.84	5,834,663	$ 2.35

Options outstanding and exercisable

The following table relates to stock options at June 30, 2016:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.92	875,000	$1.92	$2,301,250	4.94	875,000	$1.92	$2,301,250	4.94
$2.89	1,620,500	$2.89	2,690,030	0.59	1,620,500	$2.89	2,690,030	0.59
$3.00	250,000	$3.00	387,500	1.95	250,000	$3.00	387,500	1.95
$3.89	100,000	$3.89	66,000	3.71	75,000	$3.89	49,500	3.71
$3.91	215,000	$3.91	137,600	9.00	215,000	$3.91	137,600	9.00
$4.02	310,000	$4.02	164,300	8.07	310,000	$4.02	164,300	8.07
$1.92 - $4.02	3,370,500	$2.85	$5,746,680	3.14	3,345,500	$2.84	$5,730,180	3.13

Weighted Average Assumptions

The weighted average fair value of the options granted in the first six months of 2015 was calculated at $0.85. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

Risk free interest rate	0.66%
Expected term	2 years
Expected volatility	38%
Dividend yield	nil